UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  320 Park Ave
          New York, New York 10022


13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York           February 13, 2008
----------------------     ---------------------        --------------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total: $3,918
                                        (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE

                           TITLE OF                     VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER             CLASS            CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS    SOLE       SHARED    NONE

COVIDIEN LTD               COM              G2552X108     436       9850    SH         SOLE    NONE     9850
CSX CORP                   COM              126408103     396       9000    SH         SOLE    NONE     9000
EXTERRAN HLDGS INC         COM              30225X103     245       3000    SH         SOLE    NONE     3000
NATIONAL FUEL GAS CO N J   COM              636180101     233       5000    SH         SOLE    NONE     5000
PEABODY ENERGY CORP        COM              704549104     296       4800    SH         SOLE    NONE     4800
PRECISION CASTPARTS CORP   COM              740189105     303       2185    SH         SOLE    NONE     2185
PROSHARES TR               ULTRASHT SP500   74347R883     271       5000    SH         SOLE    NONE     5000
TRANE INC                  COM              892893108     420       9000    SH         SOLE    NONE     9000
TYCO ELECTRONICS LTD       COM NEW          G9144P105     420      11325    SH         SOLE    NONE    11325
TYCO INTL LTD BERMUDA      SHS              G9143X208     397      10025    SH         SOLE    NONE    10025
WABCO HLDGS INC            COM              92927K102     501      10000    SH         SOLE    NONE    10000






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